Note 17 - Income Taxes (Detail) - Income tax loss carryforwards (USD $) In Thousands, unless otherwise specified	Jan. 31, 2013
Income tax loss carryforwards	$ 135,320
2014 [Member] | EMEA [Member]
Income tax loss carryforwards	3,576
2014 [Member] | Asia Pacific [Member]
Income tax loss carryforwards	490
2014 [Member]
Income tax loss carryforwards	4,066
2015 [Member] | Asia Pacific [Member]
Income tax loss carryforwards	614
2015 [Member]
Income tax loss carryforwards	614
2016 [Member] | EMEA [Member]
Income tax loss carryforwards	800
2016 [Member] | Asia Pacific [Member]
Income tax loss carryforwards	364
2016 [Member]
Income tax loss carryforwards	1,164
2017 [Member] | Asia Pacific [Member]
Income tax loss carryforwards	1,252
2017 [Member]
Income tax loss carryforwards	1,252
2018 [Member] | United States [Member]
Income tax loss carryforwards	2,341
2018 [Member] | EMEA [Member]
Income tax loss carryforwards	798
2018 [Member] | Asia Pacific [Member]
Income tax loss carryforwards	25
2018 [Member]
Income tax loss carryforwards	3,164
Thereafter [Member] | Canada [Member]
Income tax loss carryforwards	9,972
Thereafter [Member] | United States [Member]
Income tax loss carryforwards	22,974
Thereafter [Member] | EMEA [Member]
Income tax loss carryforwards	81,488
Thereafter [Member] | Asia Pacific [Member]
Income tax loss carryforwards	10,626
Thereafter [Member]
Income tax loss carryforwards	125,060
Canada [Member]
Income tax loss carryforwards	9,972
United States [Member]
Income tax loss carryforwards	25,315
EMEA [Member]
Income tax loss carryforwards	86,662
Asia Pacific [Member]
Income tax loss carryforwards	$ 13,371